Expense Example - Cambria U.S. EW ETF - Cambria U.S. EW ETF Class	Jun. 04, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97